Policyholders' Account Balances	12 Months Ended
Dec. 31, 2025
Policyholder Account Balances, Future Policy Benefits and Claims and Separate Account Liabilities [Abstract]
Policyholders' Account Balances	POLICYHOLDERS' ACCOUNT BALANCES
The balances of and changes in policyholders' account balances as of and for the periods ended are as follows:

	Year Ended December 31, 2025
	Fixed Annuities	Variable Annuities	Variable / Universal Life	Total
	($ in thousands)
Balance, beginning of period	$11,197,337	$33,217,331	$20,691,139	$65,105,807
Deposits	5,877,276	7,229,457	2,464,812	15,571,545
Interest credited	371,237	700,947	405,205	1,477,389
Policy charges	(53,687)	(74,755)	(1,852,624)	(1,981,066)
Surrenders and withdrawals	(932,262)	(1,129,264)	(1,085,963)	(3,147,489)
Benefit payments	(112,631)	(23,656)	(112,991)	(249,278)
Net transfers (to) from separate account	0	(9,237)	551,221	541,984
Change in market value and other adjustments(1)	266,360	3,301,161	530,988	4,098,509
Balance, end of period	$16,613,630	$43,211,984	$21,591,787	$81,417,401
Unearned revenue reserve				5,064,778
Other				110,786
Total Policyholders' account balance				$86,592,965

Weighted-average crediting rate	2.67%	1.83%	1.92%	2.02%
Net amount at risk(3)	$1	$0	$366,953,069	$366,953,070
Cash surrender value(4)	$15,072,015	$41,954,173	$17,937,783	$74,963,971

	Year Ended December 31, 2024
	Fixed Annuities	Variable Annuities	Variable / Universal Life	Total
	($ in thousands)
Balance, beginning of period	$6,164,313	$22,810,665	$20,167,713	$49,142,691
Deposits	5,215,817	8,315,212	2,157,575	15,688,604
Interest credited	222,516	516,018	570,988	1,309,522
Policy charges	(5,290)	(32,987)	(1,831,168)	(1,869,445)
Surrenders and withdrawals	(554,653)	(782,216)	(778,928)	(2,115,797)
Benefit payments	(55,956)	(30,427)	(70,363)	(156,746)
Net transfers (to) from separate account	0	100,193	380,869	481,062
Change in market value and other adjustments(1)	210,590	2,320,873	94,453	2,625,916
Balance, end of period	$11,197,337	$33,217,331	$20,691,139	$65,105,807
Unearned revenue reserve				4,415,187
Other				107,324
Total Policyholders' account balance				$69,628,318

Weighted-average crediting rate	2.56%	1.72%	2.79%	2.23%
Net amount at risk(3)	$11	$0	$345,969,571	$345,969,582
Cash surrender value(4)	$9,863,990	$31,516,776	$19,391,617	$60,772,383

	Year Ended December 31, 2023
	Fixed Annuities	Variable Annuities	Variable / Universal Life	Total
	($ in thousands)
Balance, beginning of period	$3,575,823	$16,432,032	$18,736,365	$38,744,220
Deposits	2,612,775	4,633,727	2,117,153	9,363,655
Interest credited	101,192	243,908	556,057	901,157
Policy charges	(8,438)	(23,368)	(1,810,644)	(1,842,450)
Surrenders and withdrawals	(229,843)	(516,039)	(845,436)	(1,591,318)
Benefit payments	(50,522)	(30,461)	(83,409)	(164,392)
Net transfers (to) from separate account(2)	0	15,121	1,175,575	1,190,696
Change in market value and other adjustments(1)	163,326	2,055,745	322,052	2,541,123
Balance, end of period	$6,164,313	$22,810,665	$20,167,713	$49,142,691
Unearned revenue reserve				3,741,426
Other				102,583
Total Policyholders' account balance				$52,986,700

Weighted-average crediting rate	2.08%	1.40%	2.86%	2.12%
Net amount at risk(3)	$15	$0	$323,508,432	$323,508,447
Cash surrender value(4)	$5,307,537	$20,490,433	$18,676,852	$44,474,822
(1)    Primarily relates to changes in the value of embedded derivative instruments associated with the indexed options of certain products.
(2)    Variable life includes $900 million of funding for a policy loan to an affiliated irrevocable trust. See Note 16 for additional information.
(3)    The net amount at risk calculation includes both general and separate account balances.
(4)    Represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.

The Company issues variable life and universal life insurance contracts which may also include a “no-lapse guarantee” where the Company contractually guarantees to the contractholder a death benefit even when the account value drops to zero, as long as the “no-lapse guarantee” premium is paid.
The net amount at risk is generally defined as the current death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including contractholder mortality, contract lapses, and premium pattern, as well as interest rate and equity market returns.

The Company also issues annuity contracts that provide certain death benefit and/or living benefit guarantees and are accounted for as MRBs. See Note 11 for additional information, including the net amount at risk associated with these guarantees.

The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points ("bps"), between rates being credited to policyholders and the respective guaranteed minimums are as follows:

	December 31, 2025
Range of Guaranteed Minimum Crediting Rate(1)	At guaranteed minimum	1 - 50 bps above guaranteed minimum	51 - 150 bps above guaranteed minimum	Greater than 150 bps above guaranteed minimum	Total
	(in thousands)
Fixed Annuities
Less than 1.00%	$2,772	$6,838	$28,283	$1,743,492	$1,781,385
1.00% - 1.99%	368,546	43,071	167,833	45,496	624,946
2.00% - 2.99%	348,806	1,458,294	542,957	14,829	2,364,886
3.00% - 4.00%	2,861,951	5,504	11,468	2,627	2,881,550
Greater than 4.00%	0	0	0	0	0
Total	$3,582,075	$1,513,707	$750,541	$1,806,444	$7,652,767
Variable Annuities
Less than 1.00%	$421,525	$119,969	$331,807	$124	$873,425
1.00% - 1.99%	79,576	431,936	494	0	512,006
2.00% - 2.99%	15,586	6,251	3,931	0	25,768
3.00% - 4.00%	709,665	0	0	0	709,665
Greater than 4.00%	1,262	0	0	0	1,262
Total	$1,227,614	$558,156	$336,232	$124	$2,122,126
Variable / Universal Life
Less than 1.00%	$0	$0	$0	$210,112	$210,112
1.00% - 1.99%	387,035	0	1,863,091	1,746,631	3,996,757
2.00% - 2.99%	37,107	1,601,067	2,681,677	538,040	4,857,891
3.00% - 4.00%	3,631,946	1,696,557	1,105,320	0	6,433,823
Greater than 4.00%	2,044,665	0	0	0	2,044,665
Total	$6,100,753	$3,297,624	$5,650,088	$2,494,783	$17,543,248

	December 31, 2024
Range of Guaranteed Minimum Crediting Rate(1)	At guaranteed minimum	1 - 50 bps above guaranteed minimum	51 - 150 bps above guaranteed minimum	Greater than 150 bps above guaranteed minimum	Total
	(in thousands)
Fixed Annuities
Less than 1.00%	$249	$3,103	$11,939	$1,021,834	$1,037,125
1.00% - 1.99%	430,477	62,519	172,877	68,973	734,846
2.00% - 2.99%	302,520	459,748	557,349	15,794	1,335,411
3.00% - 4.00%	1,894,646	6,114	10,896	3,219	1,914,875
Greater than 4.00%	0	0	0	0	0
Total	$2,627,892	$531,484	$753,061	$1,109,820	$5,022,257
Variable Annuities
Less than 1.00%	$128,748	$502,988	$647,480	$182	$1,279,398
1.00% - 1.99%	121,336	294,635	2,494	0	418,465
2.00% - 2.99%	17,039	3,829	4,162	0	25,030
3.00% - 4.00%	819,316	1,860	0	0	821,176
Greater than 4.00%	1,978	0	0	0	1,978
Total	$1,088,417	$803,312	$654,136	$182	$2,546,047
Variable / Universal Life
Less than 1.00%	$3,167	$0	$0	$177,213	$180,380
1.00% - 1.99%	289,677	0	1,849,854	1,513,273	3,652,804
2.00% - 2.99%	30,500	1,535,762	2,695,823	390,117	4,652,202
3.00% - 4.00%	4,149,638	1,716,374	1,082,026	0	6,948,038
Greater than 4.00%	2,095,235	0	0	0	2,095,235
Total	$6,568,217	$3,252,136	$5,627,703	$2,080,603	$17,528,659

	December 31, 2023
Range of Guaranteed Minimum Crediting Rate(1)	At guaranteed minimum	1 - 50 bps above guaranteed minimum	51 - 150 bps above guaranteed minimum	Greater than 150 bps above guaranteed minimum	Total
	(in thousands)
Fixed Annuities
Less than 1.00%	$105	$337	$994	$117,377	$118,813
1.00% - 1.99%	487,191	73,393	234,487	79,713	874,784
2.00% - 2.99%	301,132	469,276	562,347	16,881	1,349,636
3.00% - 4.00%	29,131	0	0	0	29,131
Greater than 4.00%	0	0	0	0	0
Total	$817,559	$543,006	$797,828	$213,971	$2,372,364
Variable Annuities
Less than 1.00%	$908,097	$807,460	$18,083	$2	$1,733,642
1.00% - 1.99%	214,377	2,061	1,060	0	217,498
2.00% - 2.99%	23,323	4,071	4,135	0	31,529
3.00% - 4.00%	903,953	9,245	33	0	913,231
Greater than 4.00%	2,046	0	0	0	2,046
Total	$2,051,796	$822,837	$23,311	$2	$2,897,946
Variable / Universal Life
Less than 1.00%	$0	$0	$0	$196,692	$196,692
1.00% - 1.99%	201,121	0	2,588,458	528,155	3,317,734
2.00% - 2.99%	28,061	1,445,439	2,789,520	260,651	4,523,671
3.00% - 4.00%	3,956,631	2,217,133	1,107,726	0	7,281,490
Greater than 4.00%	2,136,137	0	0	0	2,136,137
Total	$6,321,950	$3,662,572	$6,485,704	$985,498	$17,455,724
(1)     Excludes contracts without minimum guaranteed crediting rates, such as funds with indexed-linked crediting options.

Unearned Revenue Reserve

The balances of and changes in URR as of and for the periods ended are as follows:

	Years Ended December 31,
	2025	2024	2023
	Variable / Universal Life
	(in thousands)
Balance, beginning of period	$4,415,187	$3,741,426	$3,067,336
Unearned revenue	853,071	859,231	827,960
Amortization expense	(203,506)	(185,468)	(153,779)
Other adjustments	26	(2)	(91)
Balance, end of period	$5,064,778	$4,415,187	$3,741,426